CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Interest income related parties – direct financing leases	$ 1,500	$ 1,744	$ 3,796
Interest income other – sales-type, direct financing leases and leaseback assets	18,024	69,472	56,524
Service revenue related parties – direct financing leases	6,570	6,903	9,855
Profit sharing revenues – related parties	10,103	18,677	5,615
Profit sharing income – other	10,601	3,892	0
Time charter revenues – related parties	50,463	51,954	51,132
Time charter revenues – other	319,282	268,635	288,019
Bareboat charter revenues – related parties	28,898	0	0
Bareboat charter revenues – other	1,798	7,863	23,490
Voyage charter revenues – other	61,804	37,287	17,617
Other operating income	4,353	4,620	2,801
Total operating revenues	513,396	471,047	458,849
Gain on sale of assets, net	39,405	2,250	0
Operating expenses
Vessel operating expenses – related parties	28,623	30,276	33,092
Vessel operating expenses – other	128,109	125,367	101,342
Depreciation	138,330	111,279	116,381
Vessel impairment charge	1,927	333,149	60,054
Administrative expenses – related parties	740	1,178	1,484
Administrative expenses – other	12,234	10,222	8,719
Total operating expenses	309,963	611,471	321,072
Net operating income/(loss)	242,838	(138,174)	137,777
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	6,921	11,925	14,128
Interest income – related parties, other	443	599	1,642
Interest income – other	86	876	4,294
Interest expense – other	(97,090)	(135,442)	(145,058)
Gain/(loss) on investments in debt and equity securities	995	(22,453)	67,701
(Loss)/gain on purchase of bonds and debt extinguishment	(727)	67,533	1,802
Gain on settlement of related party loan notes	0	4,446	0
Dividend income – related parties	0	6,030	2,590
Gain on sale of subsidiaries, non-operating	0	1,894	0
Other financial items, net	6,683	(25,945)	(12,753)
Net income/(loss) before equity in earnings of associated companies	160,149	(228,711)	72,123
Equity in earnings of associated companies	4,194	4,286	17,054
Net income/(loss)	$ 164,343	$ (224,425)	$ 89,177
Per share information:
Basic earnings/(loss)per share (in dollars per share)	$ 1.35	$ (2.06)	$ 0.83
Weighted average number of shares outstanding, basic (in shares)	122,141	108,972	107,614
Diluted earnings/(loss) per share (in dollars per share)	$ 1.30	$ (2.06)	$ 0.83
Weighted average number of shares outstanding, diluted (in shares)	139,383	108,972	107,696
Cash dividend per share declared and paid (in dollars per share)	$ 0.63	$ 1.00	$ 1.40